Cover	Jan. 30, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 30, 2025
Entity File Number	333-161240
Entity Registrant Name	Kashin, Inc.
Entity Central Index Key	0001467845
Entity Tax Identification Number	26-4711535
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	112 North Curry Street
Entity Address, City or Town	Carson City
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89703-4934
City Area Code	626
Local Phone Number	429.2780
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false